Fair Value Measurement (Tables)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of Fair Value Measurement of Assets and Liabilities

	Level 1	Level 2	Level 3	Total
Consolidated - 30 June 2025	A$	A$	A$	A$

Assets
Investments at fair value	255,537	51,471	-	307,008
Total assets	255,537	51,471	-	307,008

	Level 1	Level 2	Level 3	Total
Consolidated - 30 June 2024	A$	A$	A$	A$

Assets
Investments at fair value	511,073	205,887	-	716,960
Total assets	511,073	205,887	-	716,960

Liabilities
Financial derivative liability	384,500	-	-	384,500
Total liabilities	384,500	-	-	384,500